Shareholder Report, Line Graph (Details) 196049_Frontier MFG Global Sustainable Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)								12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Oct. 09, 2019	Jun. 30, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class
Accumulated Value	$ 1,859,598	$ 1,533,692	$ 1,259,064	$ 1,052,435	$ 1,273,743	$ 1,043,647	$ 1,000,000	$ 1,952,845
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net)
Accumulated Value	$ 2,056,992	$ 1,769,330	$ 1,472,084	$ 1,242,156	$ 1,450,065	$ 1,042,880	$ 1,000,000	$ 2,495,899